Document And Entity Information	6 Months Ended
Apr. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001816172
Document Type	6-K/A
Current Fiscal Year End Date	--10-31
Document Period End Date	Apr. 30, 2026
Document Fiscal Year Focus	2026
Entity File Number	001-40405
Entity Registrant Name	JIUZI HOLDINGS INC.
Amendment Flag	true
Document Fiscal Period Focus	Q2
Amendment Description	This Amendment No. 1 on Form 6-K/A (this “Amendment”) amends the report on Form 6-K originally furnished to the U.S. Securities and Exchange Commission on July 17, 2026 (the “Original Form 6-K”).The sole purpose of this Amendment is to correct certain corrupted exhibit links in the Original Form 6-K. Specifically, this Amendment replaces the exhibits previously furnished with corrected versions containing functioning hyperlinks.Except for the correction of the exhibit links as described above, no other changes have been made to the Original Form 6-K. This Amendment does not reflect events that may have occurred subsequent to the original submission date and does not modify or update any other disclosures made in the Original Form 6-K.